PIA MBS Bond Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 2.0%	Principal Amount	Value
Other Asset-Backed Securities 2.0%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060 (a)	$1,349,178	$1,255,439
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	500,000	499,205
TOTAL ASSET-BACKED SECURITIES (Cost $1,848,933)		1,754,644

MORTGAGE-BACKED SECURITIES - 92.1%
Commercial Mortgage-Backed Securities 2.1%
BX Trust, Series 2021-RISE, Class B, 6.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)(b)	403,495	399,648
Cold Storage Trust, Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)(b)	1,474,486	1,470,591
		1,870,239
U.S. Government Securities 90.0%
FHLMC
Pool G18622, 2.50%, 12/01/2031	219,132	204,449
Pool G04832, 5.00%, 10/01/2038	53,636	53,300
Pool G08741, 3.00%, 01/01/2047	291,156	254,774
Pool ZT1710, 4.00%, 02/01/2049	62,904	58,770
Pool RA5559, 2.50%, 07/01/2051	1,918,891	1,578,064
Pool SD8172, 2.00%, 10/01/2051	1,914,281	1,508,011
Pool QD0505, 2.50%, 11/01/2051	1,496,709	1,230,846
Pool QD2700, 2.50%, 12/01/2051	1,330,527	1,096,741
Pool QD3120, 3.00%, 12/01/2051	1,415,293	1,212,942
Pool QD7338, 2.00%, 02/01/2052	1,365,732	1,076,671
Pool SD8193, 2.00%, 02/01/2052	1,785,334	1,404,263
Pool QD7063, 2.50%, 02/01/2052	771,402	635,996
Pool RA6528, 2.50%, 02/01/2052	1,932,130	1,591,316
Pool SD8194, 2.50%, 02/01/2052	1,328,470	1,094,513
Pool SD8199, 2.00%, 03/01/2052	1,360,459	1,072,253
Pool SD8204, 2.00%, 04/01/2052	1,829,269	1,440,843
Pool SD8214, 3.50%, 05/01/2052	1,807,760	1,609,642
Pool SD8275, 4.50%, 12/01/2052	1,407,299	1,331,620
Pool QF6264, 2.50%, 01/01/2053	297,748	244,903
Pool SD8312, 2.50%, 01/01/2053	1,131,988	931,409
Pool SD8336, 3.50%, 04/01/2053	1,959,149	1,743,961
Pool SD8341, 5.00%, 07/01/2053	1,975,267	1,915,971
Pool SD3275, 5.50%, 07/01/2053	1,938,880	1,925,434
Pool SD8383, 5.50%, 12/01/2053	1,979,189	1,957,826
FNMA
Pool AH8174, 4.00%, 05/01/2026	24,328	23,929
Pool BC9305, 2.50%, 10/01/2031	314,024	293,256
Pool BD9466, 2.50%, 11/01/2031	197,786	184,989
Pool BK5720, 3.50%, 05/01/2033	75,352	72,205
Pool MA3364, 3.50%, 05/01/2033	66,844	64,135
Pool AU3363, 3.00%, 08/01/2043	406,858	361,566
Pool AS3392, 4.00%, 09/01/2044	135,119	127,247
Pool AZ0504, 3.00%, 06/01/2045	517,565	457,005
Pool MA2670, 3.00%, 07/01/2046	349,558	304,147
Pool BM4135, 4.50%, 05/01/2048	355,189	342,122
Pool MA3415, 4.00%, 07/01/2048	133,632	125,347
Pool BK5416, 4.00%, 08/01/2048	112,368	104,983
Pool FM7827, 3.00%, 12/01/2050	1,102,015	955,232
Pool CB0381, 2.00%, 05/01/2051	1,932,403	1,520,230
Pool FM8407, 3.00%, 08/01/2051	1,235,173	1,069,759
Pool FM9646, 2.00%, 11/01/2051	1,207,960	950,283
Pool BU7884, 2.50%, 01/01/2052	1,639,591	1,351,272
Pool MA4547, 2.00%, 02/01/2052	1,802,611	1,419,211
Pool MA4548, 2.50%, 02/01/2052	1,763,027	1,451,186
Pool MA4563, 2.50%, 03/01/2052	1,703,725	1,404,254
Pool MA4577, 2.00%, 04/01/2052	1,580,485	1,244,355
Pool MA4578, 2.50%, 04/01/2052	1,810,876	1,491,698
Pool MA4579, 3.00%, 04/01/2052	1,798,004	1,541,436
Pool BV5577, 2.50%, 05/01/2052	1,955,111	1,609,853
Pool FS5387, 2.50%, 05/01/2052	2,000,000	1,644,969
Pool BV2451, 3.00%, 06/01/2052	1,996,241	1,710,203
Pool MA4654, 3.50%, 07/01/2052	1,522,925	1,356,159
Pool MA4732, 4.00%, 09/01/2052	1,412,034	1,300,218
Pool MA4783, 4.00%, 10/01/2052	1,401,031	1,290,020
Pool BW9886, 4.50%, 10/01/2052	1,918,535	1,815,367
Pool BW1298, 5.50%, 11/01/2052	1,799,054	1,784,994
Pool MA4867, 4.50%, 01/01/2053	1,945,692	1,841,059
Pool MA4940, 5.00%, 03/01/2053	1,920,575	1,863,891
Pool MA5037, 4.50%, 06/01/2053	1,930,528	1,826,453
FNMA TBA
3.50%, 03/15/2041 (c)	1,500,000	1,334,051
3.00%, 03/15/2043 (c)	2,500,000	2,139,042
GNMA
Pool 726311, 5.00%, 09/15/2039	125,054	123,707
Pool AM8608, 4.00%, 06/15/2045	101,127	95,662
Pool AR3772, 4.00%, 02/15/2046	81,987	77,084
Pool AQ0545, 4.00%, 10/15/2046	60,896	57,401
Pool AQ0562, 4.00%, 12/15/2046	64,530	60,867
Pool AW1730, 3.00%, 05/15/2047	772,547	679,992
Pool AZ5554, 3.00%, 08/15/2047	328,448	289,969
Pool MA6089, 3.00%, 08/20/2049	147,770	130,907
Pool MA6153, 3.00%, 09/20/2049	385,271	341,225
Pool MA6338, 3.00%, 12/20/2049	404,956	358,534
Pool MA7826, 2.00%, 01/20/2052	1,730,322	1,409,803
Pool MA7827, 2.50%, 01/20/2052	1,712,561	1,451,583
Pool MA7880, 2.00%, 02/20/2052	1,890,163	1,540,129
Pool MA7936, 2.50%, 03/20/2052	1,303,029	1,104,455
Pool MA7987, 2.50%, 04/20/2052	1,880,578	1,593,987
Pool MA8099, 3.50%, 06/20/2052	1,801,947	1,630,561
Pool MA8147, 2.50%, 07/20/2052	1,865,084	1,580,051
Pool MA8267, 4.00%, 09/20/2052	1,902,147	1,773,036
TOTAL MORTGAGE-BACKED SECURITIES (Cost $89,011,537)		81,719,836

SHORT-TERM INVESTMENTS - 9.1%
Money Market Funds - 1.5%	Shares
Fidelity Government Portfolio - Institutional Class, 5.20% (d)	1,297,884	1,297,884

U.S. Treasury Bills - 7.6%	Principal Amount
5.29%, 05/16/2024 (e)	$6,800,000	6,724,899
TOTAL SHORT-TERM INVESTMENTS (Cost $8,022,876)		8,022,783

TOTAL INVESTMENTS - 103.2% (Cost $98,883,346)		91,497,263
Liabilities in Excess of Other Assets - (3.2)%		(2,867,561)
TOTAL NET ASSETS - 100.0%		$88,629,702

Percentages are stated as a percent of net assets.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
TBA – To be Announced

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $3,624,883 or 4.1% of the Fund’s net assets.

(b)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 29, 2024.
(c)	Security purchased on a when-issued basis. As of February 29, 2024 the total cost of investments purchased on a when-issued basis was $3,473,093 or 3.9% of total net assets.
(d)	The rate shown represents the 7-day annualized yield as of February 29, 2024.
(e)	The rate shown is the discount rate at February 29, 2024.

PIA MBS Bond Fund
Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$–	$1,754,644	$–	$1,754,644
Mortgage-Backed Securities	–	81,719,836	–	81,719,836
Total Fixed Income Securities	–	83,474,480	–	83,474,480
Money Market Funds	1,297,884	–	–	1,297,884
U.S. Treasury Bills	–	6,724,899	–	6,724,899
Total Investments	$1,297,884	$90,199,379	$–	$91,497,263